Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022*	$ 395
2023	799
2024	799
2025	484
2026	392
Thereafter	188
Total lease payments	3,057
Less: Imputed interest **	(287)
Total present value of operating lease liabilities	2,770
Less: Short-term portion	(676)	$ (355)
Long-term operating lease liabilities	$ 2,094	$ 1,825
Incremental borrowing rate	5.00%